Restricted cash (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Restricted cash and non-cash equivalents	$ 10,000	$ 10,000
Annual interest rate	0.60%	0.60%
Restricted cash description	This certificate matures on June 17, 2023, and is used as collateral for a Company credit card, pursuant to a security agreement dated June 20, 2011	This certificate matures on June 17, 2022, and is used as collateral for a Company credit card, pursuant to a security agreement dated June 20, 2011